SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Dec. 31, 2020	Sep. 30, 2020	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2018
Federal depository insurance coverage	$ 250,000
Unrecognized tax benefits			$ 1,535,000	$ 1,570,000	$ 8,904,000
Accrued interest and penalties			$ 200,000
CC NEUBERGER PRINCIPAL HOLDINGS I
Cash equivalents held in trust account	$ 414,049,527
NAV on investments	$ 1.00
Unrecognized tax benefits	$ 0
Accrued interest and penalties	$ 0
CC NEUBERGER PRINCIPAL HOLDINGS I | Class A common stock
Shares subject to possible redemption	39,093,716	39,093,716